CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 88,591	$ 49,699	$ 54,518
Cost of revenues	49,089	31,400	33,404
Gross profit	39,502	18,299	21,114
Operating expenses:
Research and development, net	3,898	4,105	5,059
Selling and marketing	19,415	11,261	10,820
General and administrative	8,682	7,593	8,100
Other income (Note 11f)	(2,304)
Total operating expenses	29,691	22,959	23,979
Operating income (loss)	9,811	(4,660)	(2,865)
Financial expenses (income), net (Note 18)	(756)	967	1,568
Income (loss) before income taxes	10,567	(5,627)	(4,433)
Income taxes (Note 14)	723	602	864
Income (loss) from continuing operations	9,844	(6,229)	(5,297)
Income from discontinued operations, net (Note 15)			4,216
Net income (loss)	9,844	(6,229)	(1,081)
Less: loss (income ) attributable to non-controlling interests		24	(54)
Income (loss) attributable to Magal shareholders'	$ 9,844	$ (6,205)	$ (1,135)
Basic and diluted Income (loss) per share from continuing operations	$ 0.78	$ (0.6)	$ (0.52)
Basic and diluted net earnings per share from discontinued operations			$ 0.41
Basic Income (loss) per share (Note 13)	$ 0.78	$ (0.6)	$ (0.11)